Share Capital - Option transaction (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares
Number of options
Balance at beginning of period (in shares) | $	10,170,000	13,750,784
Options exercised (in shares) | $	(5,750,000)	(4,410,784)
Options granted (in share) | $		1,170,000
Options expired (in shares) | $		(340,000)
Balance at end of period (in shares) | $	4,420,000	10,170,000
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares	$ 2.11	$ 1.29
Options exercised (in CAD per share) | $ / shares	0.91	1.00
Options granted (in CAD per share) | $ / shares		7.35
Options expired (in CAD per share) | $ / shares		0.96
Balance at end of period (in CAD per share) | $ / shares	$ 3.67	$ 2.11